Goodwill and Other Intangible Assets 1 (Details) (USD $)	12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 21, 2011 Scantron Segment [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] Harland Clark Segment [Member]	Dec. 21, 2011 Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 21, 2011 Predecessor [Member] Scantron Segment [Member]	Dec. 21, 2011 Predecessor [Member] Faneuil Segment [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] MacAndrews Acquisition [Member]	Dec. 31, 2012 Successor [Member] MacAndrews Acquisition [Member]	Dec. 31, 2011 Successor [Member] Faneuil [Member]	Dec. 31, 2012 Successor [Member] Harland Clark Segment [Member]	Dec. 31, 2011 Successor [Member] Harland Clark Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2012 Successor [Member] Harland Clark Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2011 Successor [Member] Harland Clark Segment [Member] Faneuil [Member]	Dec. 31, 2012 Successor [Member] Harland Financial Solutions Segment [Member]	Dec. 31, 2011 Successor [Member] Harland Financial Solutions Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2012 Successor [Member] Harland Financial Solutions Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2011 Successor [Member] Harland Financial Solutions Segment [Member] Faneuil [Member]	Dec. 31, 2012 Successor [Member] Scantron Segment [Member]	Dec. 31, 2011 Successor [Member] Scantron Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2012 Successor [Member] Scantron Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2011 Successor [Member] Scantron Segment [Member] Faneuil [Member]	Dec. 31, 2012 Successor [Member] Faneuil Segment [Member]	Dec. 31, 2011 Successor [Member] Faneuil Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2012 Successor [Member] Faneuil Segment [Member] MacAndrews Acquisition [Member]	Dec. 31, 2011 Successor [Member] Faneuil Segment [Member] Faneuil [Member]
Goodwill [Roll Forward]
Balance				$ 1,526,800,000	$ 785,200,000	$ 452,200,000	$ 228,400,000	$ 61,000,000	$ 758,600,000				$ 415,000,000				$ 281,800,000				$ 40,100,000				$ 21,700,000
Goodwill, Allocation Adjustment				(2,800,000)	0	(1,400,000)	(1,400,000)	0			2,800,000				2,000,000				800,000				0				0
Goodwill, Acquired During Period				90,200,000	0	0	90,200,000	0		745,600,000		13,000,000		415,000,000		0		281,800,000		0		40,100,000		0		8,700,000		13,000,000
Goodwill, Written off Related to Sale of Business Unit										(1,511,800,000)				(785,200,000)				(450,600,000)				(215,000,000)				(61,000,000)
Goodwill, Impairment Loss	0	0	(102,200,000)	(102,200,000)	0	0	(102,200,000)	0
Effect of exchange rate changes				(200,000)	0	(200,000)	0	0	200,000				0				100,000				100,000				0
Balance				$ 1,511,800,000	$ 785,200,000	$ 450,600,000	$ 215,000,000	$ 61,000,000	$ 761,600,000				$ 417,000,000				$ 282,700,000				$ 40,200,000				$ 21,700,000